Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Net sales
Products	$ 118,634	$ 126,667
Services	49,272	46,064
Total net sales	167,906	172,731
Cost of sales
Products	56,938	98,371
Services	29,799	28,272
Total cost of sales	86,737	126,643
Gross profit	81,169	46,088
Operating expenses
Research and development, net	25,115	27,238
Selling, general and administrative	$ 76,387	102,608
Goodwill impairment		150,400
Change in fair value of obligations in connection with acquisitions	$ 727	(13,256)
Total operating expenses	102,229	266,990
Operating loss	(21,060)	(220,902)
Financial income (expenses), net	180	(5,124)
Loss before income taxes	(20,880)	(226,026)
Income taxes	2,291	(9,622)
Net loss	(23,171)	(216,404)
Net loss attributable to non-controlling interest	(30)	(116)
Net loss attributable to Stratasys Ltd.	$ (23,141)	$ (216,288)
Net loss per ordinary share attributable to Stratasys Ltd.
Basic	$ (0.44)	$ (4.24)
Diluted	$ (0.44)	$ (4.24)
Weighted average ordinary shares outstanding
Basic	52,098	50,956
Diluted	52,098	50,956
Comprehensive loss
Net loss	$ (23,171)	$ (216,404)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	3,341	(6,408)
Unrealized gains on derivatives designated as cash flow hedges	931	380
Other comprehensive income (loss), net of tax	4,272	(6,028)
Comprehensive loss	(18,899)	(222,432)
Less: comprehensive loss attributable to non-controlling interests	(30)	(116)
Comprehensive loss attributable to Stratasys Ltd.	$ (18,869)	$ (222,316)